Derivative financial instruments - Hedge effectiveness (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	$ 3,181	$ (3,417)
Change in value of the hedged item used for calculating ineffectiveness	(3,173)	3,511
Hedge ineffectiveness recognised in interest income	8	94
Fair value hedges | Interest rate swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	1,845	(2,355)
Change in value of the hedged item used for calculating ineffectiveness	(1,817)	2,397
Hedge ineffectiveness recognised in interest income	28	42
Fair value hedges | Cross currency swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	761	(12)
Change in value of the hedged item used for calculating ineffectiveness	(765)	15
Hedge ineffectiveness recognised in interest income	(4)	3
Cash flow hedges | Interest rate swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	698	(849)
Change in value of the hedged item used for calculating ineffectiveness	(714)	898
Hedge ineffectiveness recognised in interest income	(16)	49
Cash flow hedges | Cross currency swap | FX risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	(25)	(46)
Change in value of the hedged item used for calculating ineffectiveness	25	46
Cash flow hedges | Foreign exchange forwards and swaps | FX risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	(126)
Change in value of the hedged item used for calculating ineffectiveness	126
Net investment hedges | Forward contracts | FX risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	28	(155)
Change in value of the hedged item used for calculating ineffectiveness	(28)	155
Parent Entity
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	3,396	(3,200)
Change in value of the hedged item used for calculating ineffectiveness	(3,380)	3,294
Hedge ineffectiveness recognised in interest income	16	94
Parent Entity | Fair value hedges | Interest rate swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	2,295	(2,226)
Change in value of the hedged item used for calculating ineffectiveness	(2,274)	2,260
Hedge ineffectiveness recognised in interest income	21	34
Parent Entity | Fair value hedges | Cross currency swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	84	(17)
Change in value of the hedged item used for calculating ineffectiveness	(84)	18
Hedge ineffectiveness recognised in interest income		1
Parent Entity | Cash flow hedges | Interest rate swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	1,121	(858)
Change in value of the hedged item used for calculating ineffectiveness	(1,126)	917
Hedge ineffectiveness recognised in interest income	(5)	59
Parent Entity | Cash flow hedges | Cross currency swap | FX risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	(9)	(2)
Change in value of the hedged item used for calculating ineffectiveness	9	2
Parent Entity | Cash flow hedges | Foreign exchange forwards and swaps | FX risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	(126)
Change in value of the hedged item used for calculating ineffectiveness	126
Parent Entity | Net investment hedges | Forward contracts | FX risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating ineffectiveness	31	(97)
Change in value of the hedged item used for calculating ineffectiveness	$ (31)	$ 97